Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	PROFUNDS
Central Index Key	0001039803
Amendment Flag	false
Document Creation Date	Jan. 15, 2013
Document Effective Date	Jan. 15, 2013
Prospectus Date	Dec. 01, 2012